Total Net Investment Result - Summary of Insurance Net Investment Result (Detail) - EUR (€) € in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
Disclosure of insurance and reinsurance net investment result [Line items]
Interest revenue on financial instruments calculated using the effective interest method		€ 1,542		€ 1,658
Impairment (losses) / reversals		(20)		2
Gains / (losses) on investments in equity instruments (FVOCI)		0		(1)
Total insurance investment return	[1]	4,611
Amounts recognized in profit or loss		(6,657)	[1]	(5,097)	[2]
Amounts recognized in OCI		398	[1]	(433)	[2]
Amounts recognized in profit or loss		332	[1]	267	[2]
Amounts recognized in OCI		(169)	[1]	62	[2]
Insurance net investment result		(29)	[1]	843	[2]
Amounts recognized in profit or loss		313	[1]	393	[2]
Amounts recognized in OCI		(341)	[1]	450	[2]
Insurance contracts issued [member]
Disclosure of insurance and reinsurance net investment result [Line items]
Total insurance/ reinsurance finance income / (expenses)		(6,259)	[1]	(5,530)	[2]
Insurance contracts issued [member] | General model [member]
Disclosure of insurance and reinsurance net investment result [Line items]
Interest accreted to insurance / reinsurance contracts		(1,488)	[1]	(1,533)	[2]
Interest rate and other financial assumption changes		(208)	[1]	(827)	[2]
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		50	[1]	150	[2]
Insurance contracts issued [member] | Variable fee approach [member]
Disclosure of insurance and reinsurance net investment result [Line items]
Change in fair value of underlying assets		(5,228)	[1]	(3,637)	[2]
Change in fulfillment value - risk mitigation option		615	[1]	318	[2]	€ 318
Reinsurance contracts held [member]
Disclosure of insurance and reinsurance net investment result [Line items]
Interest accreted to insurance / reinsurance contracts		339	[1]	280	[2]
Interest rate and other financial assumption changes		(134)	[1]	102	[2]
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		(35)	[1]	(54)	[2]
Changes in risk of non-performance of reinsurers		(7)	[1]	1	[2]
Total insurance/ reinsurance finance income / (expenses)		163	[1]	329	[2]
Insurance Contracts With Direct Participating Features [Member]
Disclosure of insurance and reinsurance net investment result [Line items]
Amounts recognized in profit or loss		(4,616)	[1]	(3,324)	[2]
Amounts recognized in OCI		3	[1]	4	[2]
Insurance net investment result		(2)	[1]	385	[2]
Amounts recognized in profit or loss		(5)	[1]	381	[2]
Amounts recognized in OCI		3	[1]	4	[2]
Insurance Contracts With Direct Participating Features [Member] | Insurance contracts issued [member]
Disclosure of insurance and reinsurance net investment result [Line items]
Total insurance/ reinsurance finance income / (expenses)		(4,613)	[1]	(3,320)	[2]
Insurance Contracts With Direct Participating Features [Member] | Insurance contracts issued [member] | Variable fee approach [member]
Disclosure of insurance and reinsurance net investment result [Line items]
Change in fair value of underlying assets		(5,228)	[1]	(3,637)	[2]
Change in fulfillment value - risk mitigation option		615	[1]	318	[2]
Insurance Contracts Without Direct Participating Features [Member]
Disclosure of insurance and reinsurance net investment result [Line items]
Amounts recognized in profit or loss		(2,041)	[1]	(1,773)	[2]
Amounts recognized in OCI		396	[1]	(437)	[2]
Amounts recognized in profit or loss		332	[1]	267	[2]
Amounts recognized in OCI		(169)	[1]	62	[2]
Insurance net investment result		(25)	[1]	457	[2]
Amounts recognized in profit or loss		318	[1]	12	[2]
Amounts recognized in OCI		(343)	[1]	446	[2]
Insurance Contracts Without Direct Participating Features [Member] | Insurance contracts issued [member]
Disclosure of insurance and reinsurance net investment result [Line items]
Total insurance/ reinsurance finance income / (expenses)		(1,645)	[1]	(2,210)	[2]
Insurance Contracts Without Direct Participating Features [Member] | Insurance contracts issued [member] | General model [member]
Disclosure of insurance and reinsurance net investment result [Line items]
Interest accreted to insurance / reinsurance contracts		(1,488)	[1]	(1,533)	[2]
Interest rate and other financial assumption changes		(207)	[1]	(827)	[2]
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		50	[1]	150	[2]
Insurance Contracts Without Direct Participating Features [Member] | Reinsurance contracts held [member]
Disclosure of insurance and reinsurance net investment result [Line items]
Interest accreted to insurance / reinsurance contracts		339	[1]	280	[2]
Interest rate and other financial assumption changes		(134)	[1]	102	[2]
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		(35)	[1]	(54)	[2]
Changes in risk of non-performance of reinsurers		(7)	[1]	1	[2]
Total insurance/ reinsurance finance income / (expenses)		163	[1]	329	[2]
Insurance investment return [member]
Disclosure of insurance and reinsurance net investment result [Line items]
Interest revenue on financial instruments calculated using the effective interest method		1,231	[1]	1,364	[2]
Interest income from instruments measured at FVPL		105	[1]	111	[2]
Other investment income		6	[1]	7	[2]
Results from financial transactions		5,318	[1]	3,814	[2]
Impairment (losses) / reversals		16	[1]	(1)	[2]
Interest expenses		(39)	[1]	(73)	[2]
Profit or loss impacts		6,637	[1]	5,223	[2]
Gains / (losses) on investments in equity instruments (FVOCI)	[2]			(1)
Unrealized gains / (losses) on financial assets (FVOCI)		(565)	[1]	745	[2]
Realized gains / (losses) on disposal of financial assets (FVOCI)		(5)	[1]	76	[2]
OCI impacts		(570)	[1]	821	[2]
Total insurance investment return		6,067	[1]	6,044	[2]
Insurance investment return [member] | Insurance Contracts With Direct Participating Features [Member]
Disclosure of insurance and reinsurance net investment result [Line items]
Results from financial transactions		4,610	[1]	3,705	[2]
Profit or loss impacts		4,611	[1]	3,705	[2]
Total insurance investment return	[2]			3,705
Insurance investment return [member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure of insurance and reinsurance net investment result [Line items]
Interest revenue on financial instruments calculated using the effective interest method		1,231	[1]	1,364	[2]
Interest income from instruments measured at FVPL		105	[1]	111	[2]
Other investment income		5	[1]	7	[2]
Results from financial transactions		708	[1]	110	[2]
Impairment (losses) / reversals		16	[1]	(1)	[2]
Interest expenses		(39)	[1]	(73)	[2]
Profit or loss impacts		2,027	[1]	1,517	[2]
Gains / (losses) on investments in equity instruments (FVOCI)	[2]			(1)
Unrealized gains / (losses) on financial assets (FVOCI)		(565)	[1]	745	[2]
Realized gains / (losses) on disposal of financial assets (FVOCI)		(5)	[1]	76	[2]
OCI impacts		(570)	[1]	821	[2]
Total insurance investment return		€ 1,457	[1]	€ 2,338	[2]

[1]	Investment contracts with DPF - Without direct part. includes EUR (2) million in line Total insurance finance income / (expenses) and Insurance net investment result.
[2]	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.